Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Angel Oak Multi-Strategy Income Fund | Angel Oak Multi-Strategy Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	7.43%	7.46%	5.06%	(12.61%)	4.05%	(2.01%)	4.71%	2.61%	5.44%	4.08%
Angel Oak UltraShort Income Fund | Angel Oak UltraShort Income Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.60%	6.97%	7.01%	(3.47%)	0.93%	1.98%	4.06%
Angel Oak Income ETF
Prospectus [Line Items]
Annual Return [Percent]	7.78%	7.25%	9.05%
Angel Oak UltraShort Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.38%	6.60%	6.94%
Angel Oak High Yield Opportunities ETF | Angel Oak High Yield Opportunities ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.81%	8.32%	12.54%	(7.57%)	6.04%	5.08%	14.00%	(2.40%)	7.78%	16.31%
Angel Oak Mortgage-Backed Securities ETF
Prospectus [Line Items]
Annual Return [Percent]	8.22%	4.72%	5.46%	(12.62%)